26 Geological phenomenon - Alagoas (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$) Number	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
DisclosureOfGeologicalPhenomenonAlagoasLineItems [Line Items]
Provision	R$ 3,383,067
Provision of current liabilities	203,134	R$ 191,536
Provision of non-current liabilities	302,072	233,006
Encompasses expenses	1,687,700
Total expenses of wells	R$ 1,011,695
Number of wells implemented | Number	35
Present obligation value	R$ 470,417	274,366	R$ 240,190	R$ 201,516
Claiming damages	141,000
Other expenses	4,446,942	R$ 554,713	R$ 1,169,814
Technical Cooperation Agreement [Member] | Bottom Of Range [Member]
DisclosureOfGeologicalPhenomenonAlagoasLineItems [Line Items]
Working capital	100,000
Technical Cooperation Agreement [Member] | Labor Prosecution Office (MPT) [Member]
DisclosureOfGeologicalPhenomenonAlagoasLineItems [Line Items]
Total expenses of wells	683,672
Present obligation value	R$ 40,000
Technical Cooperation Agreement [Member] | ACP, MPE And DPE [Member]
DisclosureOfGeologicalPhenomenonAlagoasLineItems [Line Items]
Description of reparation for residents	Preliminary injunction for the freezing of R$3.7 billion and the award of damages for losses caused to the residents of the districts of Pinheiro, Mutange and Bebedouro, which was estimated by Plaintiffs at R$7.1 billion. On January 3, 2020, the court ratified the Agreement to Support the Relocation of People in Risk Areas (“Agreement”), entered into by Braskem and the State Prosecution Office (“MPE”), the State Public Defender’s Office (“DPE”), the Federal Prosecution Office (“MPF”) and the Federal Public Defender’s Office (“DPU”). The Agreement was ratified by the Federal Judge of the 3rd Court of the State of Alagoas and produced the following effects: (i) Unfreezing of R$3.7 billion (*) previously frozen from the cash balance of Braskem in the context of the Public-Interest Civil Action, (ii) Substitution of the guarantee insurance already offered by the Company to the Court, in the amount of approximately R$6.4 billion, by two guarantee insurance in the aggregate amount of approximately R$3 billion, of which R$2 billion is to secure the Public-Interest Civil Action filed by the DPE and MPE and R$1 billion is to secure the Public-Interest Civil Action filed by the MPF; (iii) Elimination of the risk of another freezing of accounts in connection with the Public-Interest Civil Action; (iv) Dismissal of the action in part with regard to the residents of the area envisaged in the Agreement who opt to enter into individual settlements with the Company to receive financial compensation for relocating from the area. (*) The unfreezing took place in January 2020. On December 31, 2019, the updated amount is presented in the caption judicial deposits in current assets in the amount of R$2,571,683 and in non-current assets in the amount of R$1,174,424 corresponding to the long-term portion of the payment schedule.
Technical Cooperation Agreement [Member] | Alagoas State Labor Prosecution Office (MPT-AL) [Member]
DisclosureOfGeologicalPhenomenonAlagoasLineItems [Line Items]
Description of reparation for workers	Public-Interest Civil Action with a preliminary injunction to freeze a total of R$2.5 billion to guarantee any indemnification for material damages to workers affected by the geological phenomenon. In said lawsuit, the MPT-AL also claims indemnification of the workers for moral damages of R$1 billion and other obligations in the amount of R$125 million, totaling the value of R$3.6 billion. On October 10, 2019, the tenured judge of the lawsuit denied the injunction sought by the MPT-AL. On February 14, 2020, the Company entered into an agreement with the Labor Prosecution Office (MPT) in the amount of R$40 million for implementation of the Program for Recovery of Business and Promotion of Educational Activities for residents and workers from the districts affected by the geological phenomenon. The program consists of support for the construction of daycare centers and schools and for administering professional training programs, as well as support for the Civil Defense to hire skilled professionals to continue monitoring the risk areas in the districts affected. With the agreement, the MPT agreed to end the public-interest civil action, releasing Braskem from all claims after the Company makes a judicial deposit of R$40 million, which will be done within 10 business days as from ratification of the agreement by the judge, what occurred on March 3, 2020.
Technical Cooperation Agreement [Member] | Alagoas State Federal Prosecution Office (MPF-AL) [Member]
DisclosureOfGeologicalPhenomenonAlagoasLineItems [Line Items]
Description of reparation for social-environmental	Public-Interest Civil Action against Braskem and other defendants seeking approximately R$28.7 billion for social, environmental and property damages, as well as various other corrective and environmental compliance measures, safety plans and the suspension of the Company’s government benefits. In the preliminary injunction phase, the following main claims were made: (i) the accrual of an own private fund in the initial amount of R$3.1 billion for the execution of social and environmental programs and of emergency measures, and the maintenance in said fund of working capital in the amount of R$2 billion or, after the financial schedule is approved, an amount equivalent to 100% of the expenses projected for the subsequent 12-month period; (ii) the presentation of guarantees in the amount of R$R$20,5 billion; (iii) a prohibition on the encumbrance or divestment of any of the Company’s fixed assets and on the distribution of profits; (iv) a court-ordered freeze of any profits not distributed as of the date hereof; and (v) a suspension of financing with the Brazilian Development Bank (BNDES) and of government incentives, as well as on the prepayment of financial transactions with the BNDES.